Financial Instruments (Details) - CAD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement [Line Items]
Financial assets, amortized cost	$ 10,703	$ 3,874
Financial assets, FVTPL	582	605	$ 2,675
Financial assets, total	11,285	4,479
Financial liabilities, amortized cost	1,148	1,888
Financial liabilities, FVTPL	0	0
Financial liabilities, total	1,148	1,888
Accounts Receivable
Statement [Line Items]
Financial assets, amortized cost	369	372
Financial assets, FVTPL	0	0
Financial assets, total	369	372
Cash
Statement [Line Items]
Financial assets, amortized cost	10,309	3,259
Financial assets, FVTPL	0	0
Financial assets, total	10,309	3,259
Marketable Securities
Statement [Line Items]
Financial assets, amortized cost	0	0
Financial assets, FVTPL	582	605
Financial assets, total	582	605
Deposits
Statement [Line Items]
Financial assets, amortized cost	25	243
Financial assets, FVTPL	0	0
Financial assets, total	25	243
Accounts Payable and Accrued Liabilities
Statement [Line Items]
Financial liabilities, amortized cost	1,148	1,888
Financial liabilities, FVTPL	0	0
Financial liabilities, total	$ 1,148	$ 1,888